CONSOLIDATED BALANCE SHEETS (Parentheticals) - ₪ / shares	Dec. 31, 2023		Jul. 07, 2023	Dec. 31, 2022
Redeemable shares, par value (in shekel per share)	₪ 0.001			₪ 0.001
Redeemable shares, Authorized	0			2,000,000
Redeemable shares, Issued	0			983,861
Redeemable shares, outstanding	0			983,861
Class A ordinary shares
Ordinary shares, par value (in shekel per share)	₪ 0.001			₪ 0.001
Ordinary shares, Authorized	200,000,000	[1]	200,000,000	10,000,000	[1]
Ordinary shares, Issued	45,319,675			38,384,577
Ordinary shares, outstanding	45,319,675			38,384,577
Class B ordinary shares
Ordinary shares, par value (in shekel per share)	₪ 0.001			₪ 0.001
Ordinary shares, Authorized	40,000,000	[1]	40,000,000	2,000,000	[1]
Ordinary shares, Issued	11,547,000			14,022,549
Ordinary shares, outstanding	11,547,000			14,022,549

[1]	Effective as of July 7, 2023, the authorized number of Class A ordinary shares was increased to 200,000,000 and the authorized number of Class B ordinary shares was increased to 40,000,000.